Investor A C and Institutional [Member] Investment Objectives and Goals - Investor A C and Institutional - BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC.	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Large Cap Focus Growth Fund, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the BlackRock Large Cap Focus Growth Fund, Inc. (the “Fund”) is long-term capital appreciation.